Accounts and Other Receivables (Allowance For Doubtful Accounts) (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounting Standards Update [Extensible List]	Accounting Standards Update 2014-09	us-gaap:AccountingStandardsUpdate201613Member	us-gaap:AccountingStandardsUpdate201613Member	us-gaap:AccountingStandardsUpdate201602Member	Accounting Standards Update 2014-09
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Balance		$ 23.5	$ 20.2
Add: Charges		17.1	2.8	$ 16.7
Less: Net Charge-offs/(Recoveries) and Other		1.9	(0.5)
Ending Balance		42.0	23.5	20.2
Adjustment
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Balance		3.3
Ending Balance			3.3
Adjusted balance
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Balance		26.8
Ending Balance			26.8
Trade accounts receivable
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Balance		8.4	5.2
Add: Charges		9.4	2.7
Less: Net Charge-offs/(Recoveries) and Other		1.9	(0.5)
Ending Balance		19.2	8.4	5.2
Trade accounts receivable | Adjustment
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Balance		3.3
Ending Balance			3.3
Trade accounts receivable | Adjusted balance
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Balance		11.7
Ending Balance			11.7
Trade notes receivable
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Balance		0.1	0.0
Add: Charges		(0.1)	0.1
Less: Net Charge-offs/(Recoveries) and Other		0.0	0.0
Ending Balance		0.0	0.1	0.0
Trade notes receivable | Adjustment
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Balance		0.0
Ending Balance			0.0
Trade notes receivable | Adjusted balance
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Balance		0.1
Ending Balance			0.1
Total trade receivables
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Balance		8.5	5.2
Add: Charges		9.3	2.8
Less: Net Charge-offs/(Recoveries) and Other		1.9	(0.5)
Ending Balance		19.2	8.5	5.2
Total trade receivables | Adjustment
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Balance		3.3
Ending Balance			3.3
Total trade receivables | Adjusted balance
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Balance		11.8
Ending Balance			11.8
Other notes receivable
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Balance		15.0	15.0
Add: Charges		7.8	0.0
Less: Net Charge-offs/(Recoveries) and Other		0.0	0.0
Ending Balance		22.8	15.0	$ 15.0
Other notes receivable | Adjustment
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Balance		0.0
Ending Balance			0.0
Other notes receivable | Adjusted balance
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Balance		$ 15.0
Ending Balance			$ 15.0